CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Ordinary Shares	Subscription Receivable	Accumulated Deficit	Total
Ending balance at Dec. 31, 2025	$ 10	$ (10)	$ (145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	1,000			1,000
Ending balance at Dec. 31, 2025	$ 10	(10)	(145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	1,000			1,000
Beginning balance at Sep. 21, 2025	$ 0	0	0	$ 0
Beginning balance (in shares) at Sep. 21, 2025	0
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
Capital contribution amount	$ 10	(10)	0	0
Number of units issued	1,000
Net loss	$ 0	0	(145,382)	(145,382)
Ending balance at Dec. 31, 2025	$ 10	(10)	(145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	1,000			1,000
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
Net loss			(139,635)	$ (139,635)
Ending balance at Mar. 31, 2026	$ 10	$ (10)	$ (285,017)	$ (285,017)
Ending balance (in shares) at Mar. 31, 2026	1,000			1,000